Document And Entity Information	Feb. 11, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2026
Entity Registrant Name	CIPHER MINING INC.
Entity Central Index Key	0001819989
Entity Emerging Growth Company	false
Entity File Number	001-39625
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1614529
Entity Address, Address Line One	1 Vanderbilt Avenue
Entity Address, Address Line Two	1 Vanderbilt Avenue
Entity Address, Postal Zip Code	10017
City Area Code	332
Local Phone Number	262-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock Par Value Point Zero Zero One Per Share Member
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CIFR
Security Exchange Name	NASDAQ